Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss For The Period			$ (2,250,022)	$ (2,323,551)
Net loss before non-controlling interest	(1,291,930)	(1,261,734)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	1,806	436	1,234	0
Amortization Expense Acquired Technology	54,510	27,255	81,765	0
Amortization Expenses On Websited Development Costs	534	534	1,068	801
Discount Of Convertible Notes Payable	588,183	0	(412,738)	0
Change in fair value of derivative liability	635,844	0	(74,308)	0
Common Shares Issued For Compensation			0	750,000
Common shares issued for director services earned during the period	187,500	187,500	375,000	187,500
Common Shares Issued For Services Related Party	600,000	272,550	272,550	0
Common shares issued for outside services	100,000	0	0	90,725
Changes in operating assets and liabilities:
Accounts receivable	138,767	(112,517)	(158,008)	0
Prepaid expenses	(42,351)	146,303	135,778	(168,874)
Accounts payables;	209,225	78,183	710,785	141,530
Accounts payable - President and CEO;	82,749	0	68,973	20,220
Accrued expenses;	(10,600)	4,100	14,300	(1,290)
Accrued Interest	47,904	30,314	54,284	38,589
Net cash provided by (used in) operating activities	30,453	(627,076)	(1,030,723)	(1,279,350)
Cash flows from investing activities:
Purchase of property, plant and equipment	(16,475)	(1,323)	(4,889)	(3,036)
Website development costs			0	5,315
Cash received from reverse acquisition			0	3,199
Net cash used in investing activities	(16,475)	(1,323)	(4,889)	(5,152)
Cash flows from financing activities:
Advances from president and stockholder	(10,495)	2,100	2,100	200
Proceeds from issuance of convertible notes	253,000	200,000	550,000	1,200,000
Proceeds from sale of common stock, net of costs	0	447,501	892,289	100,000
Proceeds from exercise of warrants, net of cost	152,013	0
Net cash provided by financing activities	394,518	649,600	1,444,389	1,300,200
Net change in cash	408,496	21,202	408,777	15,698
Cash At Beginning Of The Fiscal Year	424,475	15,698	15,698	0
Cash At End Of The Fiscal Year	832,971	36,900	424,475	15,698
Supplemental disclosure of cash flows information:
Interest paid	0	0	0	0
Income tax paid	0	0	0	0
Non-cash investing and financing activities:
Issuance of common stock for past due payables	1,042,000	0
Issuance of common stock for conversion of convertible notes	0	500,000	500,000	500,000
Converstion Of Accrued Interest To Convertible Notes			20,438
Issuance Of Common Stock For Conversion Of Accrued Interest	$ 0	$ 27,739	$ 27,740	$ 23,068